MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:-MARKETABLE SECURITIES

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$31,024	$-	$390	$31,414	$18,193	$-	$96	$18,289
Corporate debentures	32,964	-	306	33,270	15,921	-	144	16,065

Total marketable securities	$63,988	$-	$696	$64,684	$34,114	$-	$240	$34,354

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$28,200	$(28)	$569	$28,741	$56,201	$-	$721	$56,922
Corporate debentures	37,362	(10)	743	38,095	52,419	(19)	467	52,867

Total marketable securities	$65,562	$(38)	$1,312	$66,836	$108,620	$(19)	$1,188	$109,789

Debt securities with contractual maturities of more than three years are as follows:

	December 31,
	2020				2019
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$-	$-	$-	$-	$1,062	$-	$19	$1,081
Corporate debentures	-	-	-	-	1,767	-	59	1,826

Total marketable securities	$-	$-	$-	$-	$2,829	$-	$78	$2,907

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2020 and 2019 were immaterial.

As of December 31, 2020, and 2019, interest receivable amounted to $1,103 and $1,183, respectively, and is included within marketable securities in the consolidated balance sheets.

Equity securities amounted to nil and $2,570 as of December 31, 2020 and 2019, respectively, were carried at fair value based on Level 1 inputs.